Remaining Quarterly Amortization of Term Facilities (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Term Loan A 1 Facility | September 30, 2012 - March 31, 2014
Debt Instrument [Line Items]
Principal amount		$ 6,750,000
Term Loan A 1 Facility | June 30, 2014 - March 31, 2015
Debt Instrument [Line Items]
Principal amount		13,500,000
Term Loan A 1 Facility | June 30, 2015 - September 30, 2015
Debt Instrument [Line Items]
Principal amount	37,125,000	37,125,000
Term Loan A 1 Facility | December 31, 2015
Debt Instrument [Line Items]
Principal amount	74,250,000	74,250,000
Term Loan A 1 Facility | September 30, 2012 - December 31, 2012
Debt Instrument [Line Items]
Principal amount	6,750,000
Term Loan A 1 Facility | March 31, 2013 - March 31, 2014
Debt Instrument [Line Items]
Principal amount	6,750,000
Term Loan A 1 Facility | June 30, 2014 - December 31, 2014
Debt Instrument [Line Items]
Principal amount	13,500,000
Term Loan A 1 Facility | March 31, 2015
Debt Instrument [Line Items]
Principal amount	13,500,000
Term Loan A 2 Facility | September 30, 2012 - March 31, 2014
Debt Instrument [Line Items]
Principal amount		750,000
Term Loan A 2 Facility | June 30, 2014 - March 31, 2015
Debt Instrument [Line Items]
Principal amount		1,500,000
Term Loan A 2 Facility | June 30, 2015 - September 30, 2015
Debt Instrument [Line Items]
Principal amount	4,125,000	4,125,000
Term Loan A 2 Facility | December 31, 2015
Debt Instrument [Line Items]
Principal amount	8,250,000	8,250,000
Term Loan A 2 Facility | September 30, 2012 - December 31, 2012
Debt Instrument [Line Items]
Principal amount	750,000
Term Loan A 2 Facility | March 31, 2013 - March 31, 2014
Debt Instrument [Line Items]
Principal amount	750,000
Term Loan A 2 Facility | June 30, 2014 - December 31, 2014
Debt Instrument [Line Items]
Principal amount	1,500,000
Term Loan A 2 Facility | March 31, 2015
Debt Instrument [Line Items]
Principal amount	1,500,000
Term B Facility | September 30, 2012 - March 31, 2014
Debt Instrument [Line Items]
Principal amount		813,200
Term B Facility | June 30, 2014 - March 31, 2015
Debt Instrument [Line Items]
Principal amount		813,200
Term B Facility | June 30, 2015 - September 30, 2015
Debt Instrument [Line Items]
Principal amount	813,200	813,200
Term B Facility | December 31, 2015
Debt Instrument [Line Items]
Principal amount	813,200	813,200
Term B Facility | March 31, 2016 - September 30, 2016
Debt Instrument [Line Items]
Principal amount	813,200	813,200
Term B Facility | December 31, 2016
Debt Instrument [Line Items]
Principal amount	304,151,900	304,151,900
Term B Facility | September 30, 2012 - December 31, 2012
Debt Instrument [Line Items]
Principal amount	813,200
Term B Facility | March 31, 2013 - March 31, 2014
Debt Instrument [Line Items]
Principal amount	813,200
Term B Facility | June 30, 2014 - December 31, 2014
Debt Instrument [Line Items]
Principal amount	813,200
Term B Facility | March 31, 2015
Debt Instrument [Line Items]
Principal amount	813,200
Term Loan A 3 Facility | June 30, 2015 - September 30, 2015
Debt Instrument [Line Items]
Principal amount	1,250,000
Term Loan A 3 Facility | December 31, 2015
Debt Instrument [Line Items]
Principal amount	1,250,000
Term Loan A 3 Facility | March 31, 2016 - September 30, 2016
Debt Instrument [Line Items]
Principal amount	1,250,000
Term Loan A 3 Facility | December 31, 2016
Debt Instrument [Line Items]
Principal amount	1,250,000
Term Loan A 3 Facility | March 31, 2013 - March 31, 2014
Debt Instrument [Line Items]
Principal amount	625,000
Term Loan A 3 Facility | June 30, 2014 - December 31, 2014
Debt Instrument [Line Items]
Principal amount	625,000
Term Loan A 3 Facility | March 31, 2015
Debt Instrument [Line Items]
Principal amount	1,250,000
Term Loan A 3 Facility | March 31, 2017 - June 30, 2017
Debt Instrument [Line Items]
Principal amount	21,250,000
Term Loan A 3 Facility | August 9, 2017
Debt Instrument [Line Items]
Principal amount	$ 42,500,000